Acquisition of Heidmar (Table) (Details) - Heidmar Inc. $ in Thousands	5 Months Ended
Jun. 07, 2019 USD ($)
Assets:
Cash and cash equivalents	$ 21,344
Receivables from affiliates	10,245
Other current assets	3,174
Property and Equipment, net (Note 6)	1,098
Trade Name (Note 7, 13)	2,555
Customer Relationships (Note 7, 13)	20,677
Right of use asset non-current (Note 10)	36,966
Other non-current assets	750
Total assets acquired	96,809
Liabilities:
Total current liabilities (Note 10)	21,950
Total non-current liabilities (Notes 10, 21)	34,922
Total liabilities assumed	56,872
Net assets acquired	39,937
Cash consideration paid	16,825
Fair Value of existed interest in Heidmar LLC	34,000
Goodwill on acquisition	$ 10,888